Quarterly Holdings Report

for

Fidelity® International High Dividend ETF

July 31, 2019

IHD-QTLY-0919

1.9885309.101

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.3%

	Shares	Value
AUSTRALIA – 8.7%
AGL Energy Ltd.	71,663	$1,027,671
Alumina Ltd.	39,928	63,893
Coca-Cola Amatil Ltd.	20,024	145,424
National Australia Bank Ltd.	35,598	694,039
Sonic Healthcare Ltd.	7,294	139,864
Wesfarmers Ltd.	32,096	860,176
Westpac Banking Corp.	36,872	722,407

TOTAL AUSTRALIA		3,653,474

BELGIUM – 0.5%
Anheuser-Busch InBev S.A.	1,956	197,193

TOTAL BELGIUM		197,193

CANADA – 9.3%
CI Financial Corp.	35,228	546,117
Enbridge, Inc.	24,130	805,918
Great-West Lifeco, Inc.	22,490	493,832
Inter Pipeline Ltd.	42,667	718,013
Nutrien Ltd.	1,113	61,022
Power Financial Corp.	23,389	511,978
SNC-Lavalin Group, Inc.	8,930	141,278
The Bank of Nova Scotia	11,743	626,922

TOTAL CANADA		3,905,080

DENMARK – 2.4%
Danske Bank A/S	26,929	400,194
Pandora A/S	16,271	626,643

TOTAL DENMARK		1,026,837

FINLAND – 1.4%
Orion Oyj Class B	1,536	52,728
Sampo Oyj Class A	11,471	478,349
UPM-Kymmene Oyj	1,603	43,387

TOTAL FINLAND		574,464

FRANCE – 8.4%
BNP Paribas S.A.	13,370	624,289
Bouygues S.A.	6,811	244,138
Cie de Saint-Gobain	7,500	288,554
Cie Generale des Etablissements Michelin SCA	6,514	724,345
Sanofi	1,775	148,273
TOTAL S.A.	15,566	810,487
Valeo S.A.	21,534	677,003

TOTAL FRANCE		3,517,089

GERMANY – 3.0%
BASF SE	923	61,847
Bayer AG	1,640	106,660
Covestro AG (a)	800	36,407

	Shares	Value
Daimler AG	14,571	$756,421
Deutsche Post AG	9,371	306,128

TOTAL GERMANY		1,267,463

HONG KONG – 1.5%
Jardine Matheson Holdings Ltd.	3,092	188,272
The Bank of East Asia Ltd.	151,321	438,799

TOTAL HONG KONG		627,071

ITALY – 3.2%
Atlantia SpA	9,915	255,299
Eni SpA	34,049	535,381
Intesa Sanpaolo SpA	247,244	536,560

TOTAL ITALY		1,327,240

JAPAN – 22.9%
Daiwa Securities Group, Inc.	93,100	403,499
ITOCHU Corp.	13,881	265,651
Japan Tobacco, Inc.	7,000	155,681
JFE Holdings, Inc.	4,600	61,205
JXTG Holdings, Inc.	122,400	579,091
Lawson, Inc.	2,400	120,232
Marubeni Corp.	29,800	194,485
Mitsubishi Corp.	9,700	261,826
Mitsubishi Tanabe Pharma Corp.	9,000	102,335
Mitsui & Co. Ltd.	15,700	256,736
Nippon Telegraph & Telephone Corp.	20,500	927,484
Nissan Motor Co. Ltd.	82,400	538,376
NTT DOCOMO, Inc.	37,000	889,374
ORIX Corp.	33,100	475,095
Sekisui House Ltd.	44,900	757,551
Subaru Corp.	29,200	682,962
Sumitomo Corp.	15,600	232,803
Sumitomo Mitsui Financial Group, Inc.	15,904	556,545
Takeda Pharmaceutical Co. Ltd.	4,930	164,726
The Kansai Electric Power Co., Inc.	65,500	810,396
Toyota Motor Corp.	18,267	1,179,404

TOTAL JAPAN		9,615,457

JERSEY – 0.1%
Glencore PLC (b)	10,787	34,953

TOTAL JERSEY		34,953

NETHERLANDS – 2.8%
ABN AMRO Bank N.V. (a)	19,703	391,730
ING Groep N.V.	50,180	559,492
Randstad N.V.	4,690	236,436

TOTAL NETHERLANDS		1,187,658

NORWAY – 2.5%
Mowi ASA	3,576	86,041

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Common Stocks – continued

	Shares	Value
NORWAY – continued
Telenor ASA	47,212	$960,040

TOTAL NORWAY		1,046,081

PORTUGAL – 0.2%
Jeronimo Martins SGPS S.A.	5,094	82,358

TOTAL PORTUGAL		82,358

SINGAPORE – 3.5%
DBS Group Holdings Ltd.	33,000	634,255
Singapore Telecommunications Ltd.	345,400	837,044
Singapore Telecommunications Ltd.	5,600	13,530

TOTAL SINGAPORE		1,484,829

SPAIN – 2.6%
Banco Santander S.A.	144,440	617,675
Repsol S.A.	29,552	470,592

TOTAL SPAIN		1,088,267

SWEDEN – 1.5%
Skanska AB Class B	11,789	220,558
Svenska Handelsbanken AB Class A	46,936	423,632

TOTAL SWEDEN		644,190

SWITZERLAND – 2.4%
Alcon, Inc. (b)	645	37,615
Nestle S.A.	4,040	429,368
Novartis AG	3,236	297,586
Roche Holding AG	949	254,438

TOTAL SWITZERLAND		1,019,007

UNITED KINGDOM – 22.4%
AstraZeneca PLC	2,013	172,854
Aviva PLC	90,786	448,354
BP PLC	124,214	824,316
Centrica PLC	728,093	673,638
GlaxoSmithKline PLC	7,745	160,363
HSBC Holdings PLC	110,607	883,321
Imperial Brands PLC	3,578	91,158
Persimmon PLC	26,197	640,030

	Shares	Value
Reckitt Benckiser Group PLC	1,888	$146,301
Rio Tinto PLC	882	50,391
Royal Dutch Shell PLC Class B	38,480	1,217,853
Royal Mail PLC	57,308	146,145
SSE PLC	85,949	1,150,271
Standard Life Aberdeen PLC	137,953	501,280
Unilever N.V.	3,099	179,523
Unilever PLC	2,887	173,982
Vodafone Group PLC	548,018	1,000,200
WPP PLC	78,565	927,148

TOTAL UNITED KINGDOM		9,387,128

TOTAL COMMON STOCKS (Cost $44,400,630)		41,685,839

Money Market Funds – 0.2%

Fidelity Cash Central Fund, 2.43% (c) (Cost $72,070)	72,055	72,070

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $44,472,700)		41,757,909

NET OTHER ASSETS (LIABILITIES) (d) – 0.5%		208,282

NET ASSETS – 100.0%		$41,966,191

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $428,137 or 1.0% of net assets.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Includes $9,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
ICE MSCI EAFE Index Index Contracts	2	September 2019	$188,530	$(3,048)	$(3,048)

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Schedule of Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$632

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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